Financial risk management - Liquidity Risk - Estimated future cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	$ 2,957,719	$ 2,359,966
Minimum
Maturity analysis of financial instruments
Cash flow projection period for liquidity measurement and monitoring	12 months
Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	$ 1,941,018	1,350,827
Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	15,037	37,458
Trade payables
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	329,814	282,241
Confirming payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	111,024	102,287
Salaries and payroll charges
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	79,798	70,022
Dividends payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	4,138	7,185
Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	89,924	230,513
Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	331,929	218,079
Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	55,037	61,354
2018
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	736,607	861,198
2018 | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	102,294	104,191
2018 | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	12,588	37,458
2018 | Trade payables
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	329,814	282,241
2018 | Confirming payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	111,024	102,287
2018 | Salaries and payroll charges
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	79,798	70,022
2018 | Dividends payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	4,138	7,185
2018 | Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	87,686	222,917
2018 | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	7,526	33,143
2018 | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	1,740	1,754
Between 1 and 3 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	435,195	475,293
Between 1 and 3 years | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	373,324	438,569
Between 1 and 3 years | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	2,449
Between 1 and 3 years | Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	2,238	7,596
Between 1 and 3 years | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	53,429	25,296
Between 1 and 3 years | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	3,755	3,832
Between 3 and 5 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	274,346	472,719
Between 3 and 5 years | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	236,927	432,587
Between 3 and 5 years | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	33,186	35,813
Between 3 and 5 years | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	4,233	4,319
Over 5 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	1,511,571	550,756
Over 5 years | Loans and financing
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	1,228,474	375,480
Over 5 years | Asset retirement obligation
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	237,788	123,827
Over 5 years | Use of public asset
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	$ 45,309	$ 51,449